Cover	Apr. 28, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2025
Entity File Number	1-644
Entity Registrant Name	COLGATE-PALMOLIVE COMPANY
Entity Central Index Key	0000021665
Entity Tax Identification Number	13-1815595
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	310-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	CL
Security Exchange Name	NYSE
0.500% Notes due 2026
Title of 12(b) Security	0.500% Notes due 2026
Trading Symbol	CL26
Security Exchange Name	NYSE
0.300% Notes due 2029
Title of 12(b) Security	0.300% Notes due 2029
Trading Symbol	CL29
Security Exchange Name	NYSE
1.375% Notes due 2034
Title of 12(b) Security	1.375% Notes due 2034
Trading Symbol	CL34
Security Exchange Name	NYSE
0.875% Notes due 2039
Title of 12(b) Security	0.875% Notes due 2039
Trading Symbol	CL39
Security Exchange Name	NYSE